January 3, 2014

Deborah O’Neal-Johnson, Esquire

U.S. Securities & Exchange Commission

Division of Investment Management
100 F Street, N.E.

Washington, D.C. 20549

Re:  T. Rowe Price Real Assets Fund, Inc. (“Registrant”)

 File Nos.: 333-166395/811-22410

Dear Ms. O’Neal-Johnson:

On behalf of the T. Rowe Price Real Assets Fund we are hereby filing a Registration Statement on Form N-14. The form is being filed under Rule 488(a) under the Securities Act of 1933 and we are requesting an effective date of February 3, 2014.

The Registration Statement describes the proposed reorganization of the T. Rowe Price Global Infrastructure Fund and its Advisor Class shares (the “Acquired Fund”), a series and class of T. Rowe Price International Funds, Inc., (File Nos.: 002-65539/811-2958) into the T. Rowe Price Real Assets Fund (the “Acquiring Fund”).

Under the reorganization, substantially all of the assets of the Acquired Fund would be transferred to the Acquiring Fund in exchange for shares of the Acquiring Fund, and the shares of the Acquiring Fund would be distributed to shareholders of the Acquired Fund. The value of the Acquired Fund shareholder’s account would be the same as it was in the shareholder’s Acquired Fund account immediately prior to the reorganization.

Please note that, as of December 31, 2013, the net assets of the Acquired Fund represent approximately 1.1% of the net assets of the Acquiring Fund. Since the net assets of the Acquired Fund do not exceed 10% of the net assets of the Acquiring Fund, in accordance with Item 14 of Form N-14, we have not prepared pro forma financial statements.

The Acquiring Fund’s prospectus, dated May 1, 2013, will be mailed with the proxy to Acquired Fund shareholders on or about February 6, 2014, and will be incorporated by reference into the proxy statement.

The Acquired Fund is planning to hold a shareholder meeting on or about April 30, 2014. An effective date of February 3, 2014 is requested, to allow the Acquired Fund sufficient time to solicit its shareholders and obtain the required vote.

Please contact me at 410-345-6646, or in my absence, Darrell N. Braman at 410-345-2013, if we may be of further assistance.

Sincerely,

/s/Brian R. Poole
Brian R. Poole, Esquire